--------------------------------------------------------------------------------
                              ACCESSOR FUNDS, INC.

                        SUPPLEMENT DATED JUNE 6, 2007
                                     TO THE
                   A & C CLASS PROSPECTUS DATED APRIL 30, 2007

--------------------------------------------------------------------------------
      This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
[ACCESSOR LOGO]
--------------------------------------------------------------------------------

           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE

================================================================================

Changes to Allocation Ranges of the Allocation Funds
----------------------------------------------------

Accessor Capital has made changes to the ranges of the Allocation Funds, which are set out on pages 22, 24, 27, 30, 33 and 36 of the Prospectus. The new ranges are reflected below in the tables, which are restated in their entirety.

--------------------------------------------------------------------------------
                                 ALLOCATION FUND
                         INCOME ALLOCATION FUND DETAILS
--------------------------------------------------------------------------------
                                                    ASSET ALLOCATION
UNDERLYING FUND ADVISOR CLASS SHARES      ACTUAL 3/31/07        POTENTIAL RANGE
--------------------------------------------------------------------------------
EQUITY FUNDS                              0.0%                  0%-10%
    Growth                                0.0%                  0-5%
    Value                                 0.0%                  0-5%
    Small to Mid Cap                      0.0%                  0-5%
    International Equity                  0.0%                  0-5%

FIXED-INCOME FUNDS                        70.0%                 50%-95%
    High Yield Bond                       10.5%                 10-35%
    Intermediate Fixed-Income              0.0%                  5-20%
    Short-Intermediate Fixed-Income       55.0%                 20-60%
    Mortgage Securities                    4.5%                  5-30%

MONEY MARKET FUNDS                        30.0%                 5%-40%
    U.S. Government Money*                30.0%                 5-40%

--------------------------------------------------------------------------------
*Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 ALLOCATION FUND
                     INCOME & GROWTH ALLOCATION FUND DETAILS
--------------------------------------------------------------------------------
                                                    ASSET ALLOCATION
UNDERLYING FUND ADVISOR CLASS SHARES    ACTUAL 3/31/07          POTENTIAL RANGE
--------------------------------------------------------------------------------

EQUITY FUNDS                            35.2%                   20%-50%
    Growth                              10.9%                    5-20%
    Value                                9.0%                    5-20%
    Small to Mid Cap                     5.0%                    2-15%
    International Equity                10.3%                    5-30%

FIXED-INCOME FUNDS                      46.4%                   45%-75%
    High Yield Bond                      8.4%                    5-25%
    Intermediate Fixed-Income            0.0%                    0-20%
    Short-Intermediate Fixed-Income     33.0%                   10-40%
    Mortgage Securities                  5.0%                    0-25%

MONEY MARKET FUNDS                      18.4%                    5%-25%
    U.S. Government Money*              18.4%                    5-25%

--------------------------------------------------------------------------------
*Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 ALLOCATION FUND
                        BALANCED ALLOCATION FUND DETAILS
--------------------------------------------------------------------------------
                                                    ASSET ALLOCATION
UNDERLYING FUND ADVISOR CLASS SHARES     ACTUAL 3/31/07         POTENTIAL RANGE
--------------------------------------------------------------------------------
EQUITY FUNDS                             55.4%                  40%-70%
    Growth                               17.9%                  10-25%
    Value                                14.0%                  10-25%
    Small to Mid Cap                      7.0%                   5-15%
    International Equity                 16.5%                  10-35%

FIXED-INCOME FUNDS                       35.6%                  25%-60%
    High Yield Bond                       7.9%                   5-25%
    Intermediate Fixed-Income             0.0%                   0-20%
    Short-Intermediate Fixed-Income      24.8%                   5-30%
    Mortgage Securities                   2.9%                   0-20%

MONEY MARKET FUNDS                        9.0%                  0%-20%
    U.S. Government Money*                9.0%                   0-20%

--------------------------------------------------------------------------------
*Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 ALLOCATION FUND
                    GROWTH & INCOME ALLOCATION FUND DETAILS
--------------------------------------------------------------------------------
                                                    ASSET ALLOCATION
UNDERLYING FUND ADVISOR CLASS SHARES     ACTUAL 3/31/07         POTENTIAL RANGE
--------------------------------------------------------------------------------
EQUITY FUNDS                             65.2%                  50%-80%
    Growth                               19.8%                  15-35%
    Value                                16.9%                  15-35%
    Small to Mid Cap                      8.9%                   5-20%
    International Equity                 19.6%                  10-40%

FIXED-INCOME FUNDS                       29.8%                  20%-50%
    High Yield Bond                       8.0%                   5-20%
    Intermediate Fixed-Income             1.0%                   0-20%
    Short-Intermediate Fixed-Income      17.9%                   5-25%
    Mortgage Securities                   2.9%                   0-15%

MONEY MARKET FUNDS                        5.0%                  0%-15%
    U.S. Government Money*                5.0%                   0-15%

--------------------------------------------------------------------------------
*Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 ALLOCATION FUND
                         GROWTH ALLOCATION FUND DETAILS
--------------------------------------------------------------------------------
                                                    ASSET ALLOCATION
UNDERLYING FUND ADVISOR CLASS SHARES     ACTUAL 3/31/07         POTENTIAL RANGE
--------------------------------------------------------------------------------
EQUITY FUNDS                             85.0%                  70%-90%
    Growth                               25.7%                  15-35%
    Value                                22.8%                  15-35%
    Small to Mid Cap                     11.9%                   5-20%
    International Equity                 24.6%                  10-45%

FIXED-INCOME FUNDS                       12.9%                  5%-30%
    High Yield Bond                       6.0%                   0-15%
    Intermediate Fixed-Income             0.0%                   0-15%
    Short-Intermediate Fixed-Income       6.0%                   0-15%
    Mortgage Securities                   0.9%                   0-15%

MONEY MARKET FUNDS                        2.1%                  0%-5%
    U.S. Government Money*                2.1%                   0-5%

--------------------------------------------------------------------------------
*Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 ALLOCATION FUND
                   AGGRESSIVE GROWTH ALLOCATION FUND DETAILS
--------------------------------------------------------------------------------
                                                    ASSET ALLOCATION
UNDERLYING FUND ADVISOR CLASS SHARES     ACTUAL 3/31/07         POTENTIAL RANGE
--------------------------------------------------------------------------------
EQUITY FUNDS                             98.7%                  85%-100%
    Growth                               29.6%                  20-40%
    Value                                26.7%                  20-40%
    Small to Mid Cap                     14.0%                  10-30%
    International Equity                 28.4%                  15-50%

FIXED-INCOME FUNDS                        0.0%                  0%-15%
    High Yield Bond                       0.0%                   0-10%
    Intermediate Fixed-Income             0.0%                   0-5%
    Short-Intermediate Fixed-Income       0.0%                   0-5%
    Mortgage Securities                   0.0%                   0-5%

MONEY MARKET FUNDS                        1.3%                  0%-5%
    U.S. Government Money*                1.3%                   0-5%

--------------------------------------------------------------------------------
*Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.
--------------------------------------------------------------------------------

Changes in Fund Expenses.
-------------------------
The section entitled Fund Expenses is restated in its entirety as follows:

================================================================================
                                  FUND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay if you invest in A and C Class Shares of the Funds. The information in this section is intended to help you compare the cost of investing in the Funds with the costs of investing in other mutual funds. The tables reflect estimated "Other" fees and expenses of the Funds as a result of changes in contractual obligations during 2007. Historical fees and expenses of the Funds are reflected in the expense ratios set out in the Financial Highlights at the end of this prospectus. Shareholders of the Allocation Funds will indirectly bear their pro rata share of the fees and expenses (including management fees) incurred by each of the Underlying Funds in which the Allocation Fund invests that are borne by all Underlying Fund shareholders, reflected in the Acquired Funds Fees and Expenses, below.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1, 2)

                                                                                       A CLASS          C CLASS
Maximum Sales Charge Imposed On Purchases (as a percent of offering price)(3)
 Equity Funds and Allocation Funds (except Income Allocation Fund)                     5.75%            none
 Fixed-Income Funds  (except U.S. Government Money Fund) and Income Allocation Fund    4.75%            none
 U.S. Government Money Fund                                                            none             none
Maximum Sales Charge Imposed On Reinvested Dividends                                   none             none
Maximum Contingent Deferred Sales Charge (as a percentage of amount original
 purchase price or redemption proceeds, if applicable)(4, 5)                           none             1.00%
Redemption Fee  (as a percent of amount redeemed)(6)
 Equity Funds  and High Yield Bond Fund                                                2.00%            2.00%
 Fixed-Income Funds (except High Yield Bond Fund) and Allocation Funds                 none             none

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                                  SMALL TO         INTERNATIONAL
                                            GROWTH              VALUE              MID CAP            EQUITY
                                       A CLASS   C CLASS  A CLASS   C CLASS   A CLASS  C CLASS   A CLASS   C CLASS
Management Fee (7)                      0.85%    0.85%     0.70%      0.70%     0.90%   0.90%     1.00%      1.00%
Distribution & Service (12b-1)Fees      0.35%    1.00%     0.35%      1.00%     0.35%   1.00%     0.35%      1.00%
Other Expenses                          0.27%    0.27%     0.27%      0.27%     0.26%   0.26%     0.36%      0.36%
                                        ====     ====      ====       ====      ====    ====      ====       ====
Total Annual Fund Operating Expenses    1.47%    2.12%     1.32%      1.97%     1.51%   2.16%     1.71%      2.36%

==========================================================================================================================

                                                                                  SHORT
                                             HIGH            INTERMEDIATE      INTERMEDIATE
                                             YIELD             FIXED               FIXED              MORTGAGE
                                             BOND              INCOME              INCOME            SECURITIES
                                       A CLASS   C CLASS  A CLASS   C CLASS   A CLASS  C CLASS   A CLASS   C CLASS

Management Fees(7)                      0.61%    0.61%     0.48%      0.48%     0.48%   0.48%     0.61%      0.61%
Distribution & Service (12b-1)Fees      0.25%    1.00%     0.25%      1.00%     0.25%   1.00%     0.25%      1.00%
Other Expenses                          0.28%    0.28%     0.29%      0.29%     0.25%   0.25%     0.32%      0.32%
                                        ====     ====      ====       ====      ====    ====      ====       ====
Total Annual Fund Operating Expenses    1.14%    1.89%     1.02%      1.77%     0.98%   1.73%     1.18%      1.93%

============================================================================================================================
                                                U.S.                                 INCOME &
                                            GOVERNMENT             INCOME             GROWTH            BALANCED
                                               MONEY             ALLOCATION         ALLOCATION         ALLOCATION
                                        A CLASS   C CLASS     A CLASS   C CLASS   A CLASS  C CLASS   A CLASS   C CLASS

Management Fees(7)                      0.08%    0.08%     0.10%      0.10%     0.10%   0.10%     0.10%      0.10%
Distribution & Service (12b-1)Fees      0.25%    1.00%     0.25%      1.00%     0.35%   1.00%     0.35%      1.00%
Other Expenses(9)                       0.40%(8) 0.40%(8)  0.27%      0.27%     0.17%   0.17%     0.09%      0.09%
Acquired Funds Fees and Expenses(10)    N/A      N/A       0.65%      0.65%     0.81%   0.81%     0.93%      0.93%
                                        ====     ====      ====       ====      ====    ====      ====       ====
Total Annual Fund Operating Expenses    0.73%    1.48%     1.27%      2.02%     1.43%   2.08%     1.47%      2.12%

================================================================================
                                  FUND EXPENSES
--------------------------------------------------------------------------------

                                            GROWTH &                            AGGRESSIVE
                                             INCOME            GROWTH             GROWTH
                                           ALLOCATION        ALLOCATION         ALLOCATION
                                       A CLASS   C CLASS  A CLASS   C CLASS   A CLASS  C CLASS
Management Fees(7)                      0.10%    0.10%     0.10%      0.10%     0.10%   0.10%
Distribution & Service (12b-1)Fees      0.35%    1.00%     0.35%      1.00%     0.35%   1.00%
Other Expenses (9)                      0.08%    0.08%     0.08%      0.08%     0.11%   0.11%
Acquired Funds Fees and Expense(10)     0.97%    0.97%     1.06%      1.06%     1.11%   1.11%
                                        ====     ====      ====       ====      ====    ====
Total Annual Fund Operating Expenses    1.50%    2.15%     1.59%      2.24%     1.67%   2.32%

--------------------------------------------------------------------------------
(1) SHARES OF THE FUNDS ARE EXPECTED TO BE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES THAT MAY CHARGE SHAREHOLDERS A FEE. THESE FEES ARE NOT INCLUDED IN THE TABLES.
(2) AN ANNUAL MAINTENANCE FEE OF $25.00 MAY BE CHARGED BY ACCESSOR CAPITAL, AS THE TRANSFER AGENT, TO EACH IRA ACCOUNT WITH AN AGGREGATE BALANCE OF LESS THAN $10,000 ON DECEMBER 31 OF EACH YEAR.
(3) SALES CHARGES MAY BE ELIMINATED OR REDUCED FOR PURCHASES OF $50,000 OR MORE ON A CLASS SHARES. FOR MORE INFORMATION ON REDUCING THE SALES LOAD, PLEASE REVIEW THE SECTION "ELIMINATING THE SALES CHARGES" ON PAGE 58 OF THIS PROSPECTUS.
(4) A CLASS SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN 24 MONTHS.
(5) THE CDSC ON C CLASS SHARES DOES NOT APPLY WHERE SHARES WERE PURCHASED THROUGH A FINANCIAL INTERMEDIARY WHO DID NOT RECEIVE ADVANCE PAYMENTS OR COMMISSIONS (SEE SECTION ENTITLED "ELIMINATING THE CDSC" UNDER A CLASS AND C CLASS SHARESGENERAL ON PAGE 61 FOR MORE INFORMATION). THE CDSC ON C CLASS SHARES IS ELIMINATED AFTER 12 MONTHS.
(6) THE REDEMPTION FEE ONLY APPLIES TO SHARES REDEEMED OR EXCHANGED WITHIN 90 DAYS OF PURCHASE PURSUANT TO THE MARKETING TIMING/EXCESSIVE TRADING POLICY. SEE "MARKET TIMING/EXCESSIVE TRADING" ON PAGE 65. IN ADDITION, THE TRANSFER AGENT MAY CHARGE A PROCESSING FEE OF $10.00 FOR EACH CHECK REDEMPTION REQUEST.
(7) MANAGEMENT FEES CONSIST OF THE MANAGEMENT FEE PAID TO ACCESSOR CAPITAL AND THE FEES PAID TO THE MONEY MANAGERS OF THE UNDERLYING FUNDS. ACCESSOR CAPITAL RECEIVES ONLY THE MANAGEMENT FEE AND NOT A MONEY MANAGER FEE FOR THE U. S. GOVERNMENT MONEY FUND THAT IT MANAGES DIRECTLY.
(8) PURSUANT TO AN ACM ADMINISTRATIVE PLAN, THE U.S. GOVERNMENT MONEY FUND MAY PAY ACCESSOR CAPITAL UP TO 0.25% ANNUALLY OF THE AVERAGE DAILY NET ASSETS TO PROVIDE CERTAIN ADMINISTRATIVE SERVICES ON BEHALF OF THE U.S. GOVERNMENT MONEY FUND. THIS AMOUNT (0.25%) IS INCLUDED IN THE TOTAL FOR "OTHER EXPENSE" FOR THE U.S. GOVERNMENT MONEY FUND.
(9) THE FUNDS HAVE RECEIVED AN EXEMPTIVE ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION ALLOWING THE ALLOCATION FUNDS TO ENTER INTO AN AGREEMENT WITH THE UNDERLYING FUNDS UNDER WHICH THE UNDERLYING FUNDS WILL BEAR CERTAIN OF THE ALLOCATION FUNDS' OTHER EXPENSES TO THE EXTENT THAT THE UNDERLYING FUNDS DERIVE FINANCIAL AND OTHER BENEFITS AS A RESULT OF INVESTMENTS FROM THE ALLOCATION FUNDS. INVESTORS IN THE FUNDS WILL INDIRECTLY BEAR A PORTION OF SUCH "OTHER EXPENSES" THROUGH THE ALLOCATION FUNDS' INVESTMENT IN THE UNDERLYING FUNDS.
(10) ACQUIRED FUNDS FEES AND EXPENSES ARE BASED ON THE ESTIMATED FEES AND EXPENSES FOR 2007 FOR THE UNDERLYING FUNDS. IF HISTORICAL FEES AND EXPENSES HAD BEEN USED, THE ACQUIRED FUNDS FEES AND EXPENSES FOR THE ALLOCATION FUNDS WOULD HAVE BEEN 0.64%, 0.83%, 0.95%, 1.00%, 1.11%, 1.16%
     RESPECTIVELY.

================================================================================
                                  FUND EXPENSES
--------------------------------------------------------------------------------

The Example shows what an investor in a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of any applicable redemption fee or the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses (reflecting applicable contractual expense reimbursement arrangements) remain the same. The following example reflects the maximum initial sales charge in the first year for A Class Shares and reflects the CDSC for C Class Shares during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          ONE YEAR           THREE YEARS          FIVE YEARS            TEN YEARS
                                      A CLASS  C CLASS   A CLASS    C CLASS    A CLASS  C CLASS     A CLASS    C CLASS
UNDERLYING FUNDS
Growth                                 $154      $328      $479       $686      $827     $1,176     $1,807      $2,525
Value                                   139       312       431        639       745      1,097      1,635       2,364
Small to Mid Cap                        159       332       492        699       849      1,198      1,853       2,568
International Equity                    180       353       556        762       957      1,303      2,078       2,779
High Yield                              120       303       373        613       646      1,054      1,424       2,277
Intermediate Fixed-Income               n/a       291       n/a        575       n/a        989      n/a         2,144
Short-Intermediate Fixed-Income         103       287       321        562       557        968      1,234       2,100
Mortgage Securities                     124       308       386        626       668      1,075      1,471       2,320
US Government Money                      77       260       240        482       417        832        930       1,819

ALLOCATION FUNDS (1)
Income Allocation                       $133     $317      $415       $655       $717    $1,123      $1,576     $2,418
Income & Growth Allocation               150      323       466        674        805     1,155       1,761      2,483
Balanced Allocation                      154      328       479        686        827     1,176       1,807      2,525
Growth & Income Allocation               158      331       489        696        843     1,192       1,841      2,557
Growth Allocation                        167      340       518        724        892     1,240       1,943      2,653
Aggressive Growth Allocation             175      349       543        750        936     1,282       2,033      2,737

--------------------------------------------------------------------------------
(1) THE EXPENSE EXAMPLE FOR THE ALLOCATION FUNDS REFLECTS THE AGGREGATE OF THE DIRECT AND INDIRECT COSTS OF INVESTING IN THE ALLOCATION FUNDS THAT IS, IT INCLUDES THE COSTS ASSOCIATED WITH INVESTING IN THE UNDERLYING FUNDS.
--------------------------------------------------------------------------------

================================================================================
                                  FUND EXPENSES
--------------------------------------------------------------------------------

You would pay the following expenses for C Class Shares if you did not redeem your shares.

                                                ONE YEAR        THREE YEARS     FIVE YEARS      TEN YEARS
UNDERLYING FUNDS
Growth                                          $223            $686            $1,176          $2,525
Value                                            207             639             1,097           2,364
Small to Mid Cap                                 227             699             1,198           2,568
International Equity                             248             762             1,303           2,779
High Yield Bond                                  198             613             1,054           2,277
Intermediate Fixed-Income                        186             575               989           2,144
Short-Intermediate Fixed-Income                  182             562               968           2,100
Mortgage Securities                              203             626             1,075           2,320
U.S. Government                                  155             482               832           1,819

ALLOCATION FUNDS (1)
Income Allocation                               $212            $655            $1,123          $2,418
Income & Growth Allocation                       218             674             1,155           2,483
Balanced Allocation                              223             686             1,176           2,525
Growth & Income Allocation                       226             696             1,192           2,557
Growth Allocation                                235             724             1,240           2,653
Aggressive Growth Allocation                     244             750             1,282           2,737

--------------------------------------------------------------------------------
(1) THE EXPENSE EXAMPLE FOR THE ALLOCATION FUNDS REFLECTS THE AGGREGATE OF THE DIRECT AND INDIRECT COSTS OF INVESTING IN THE ALLOCATION FUNDS THAT IS, IT INCLUDES THE COSTS ASSOCIATED WITH INVESTING IN THE UNDERLYING FUNDS.

While the C Class Shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) means that over time you could end up paying more for these shares than if you were to pay front-end sales charges for the A Class Shares.

--------------------------------------------------------------------------------

Changes to section entitled "Management, Organization and Capital Structure" for the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund.
--------------------------------------------------------------------------------

The fourth paragraph of the Money Manager information for the Intermediate Fixed-Income and Short-Intermediate Fixed-Income Fund is restated in its entirety, as follows:

As compensation for the Money Manager's services, effective June 1, 2007, each Fund has agreed to pay the Money Manager a fee, computed daily and paid quarterly, at the annual rate of 0.15% of the aggregate daily net assets of each Fund. Prior to June 1, 2007, the Money Manager was paid an annual fee of 0.10% of the aggregate daily net assets of each Fund.